Shareholders' Equity (Details) - Schedule of stock options activity	3 Months Ended
Mar. 31, 2022 $ / shares shares
Schedule of stock options activity [Abstract]
Options Outstanding, Beginning Balance (in Shares) | shares	3,585,310
Weighted Average Remaining Term (Years) , Balance	7 years 9 months 18 days
Weighted Average Exercise Price, Balance	$ 2.64
Weighted Average Fair Value at Issue , Balance	$ 2.02
Options Outstanding, Issued (in Shares) | shares	561,667
Weighted Average Exercise Price, Issued	$ 2
Weighted Average Fair Value at Issue, Issued	$ 1.63
Options Outstanding, Cancelled (in Shares) | shares
Options Outstanding, Ending Balance (in Shares) | shares	4,146,977
Weighted Average Remaining Term (Years) , Balance	7 years 10 months 13 days
Weighted Average Exercise Price, Balance	$ 2.56
Weighted Average Fair Value at Issue , Balance	$ 1.97
Options Outstanding,Outstanding, vested and exercisable (in Shares) | shares	2,465,264
Weighted Average Remaining Term (Years),Outstanding, vested and exercisable	7 years 3 months
Weighted Average Exercise Price, Outstanding, vested and exercisable	$ 2.73
Weighted Average Fair Value at Issue ,Outstanding, vested and exercisable	$ 2.06